Affiliated companies and other equity-method investees - Summary of Balances and Transactions with Affiliated Companies and Other Equity-Method Investees (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Subsidiary or Equity Method Investee [Line Items]
Revenues	¥ 1,930,588	¥ 1,831,844	¥ 2,079,943
Non-interest expenses	1,257,417	1,195,456	1,575,901
Affiliated companies and other equity-method investees [Member]
Subsidiary or Equity Method Investee [Line Items]
Investments in affiliated companies	376,174	339,637
Advances to affiliated companies	2,104	5,797
Other receivables from affiliated companies	2,328	6,919
Other payables to affiliated companies	6,720	9,344
Revenues	688	411	7,418
Non-interest expenses	48,176	57,687	48,755
Purchase of software, securities and tangible assets	¥ 26,772	¥ 26,655	¥ 55,099